Operating Segment Information - Summary of Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 167	€ 155	€ 302	€ 276
Metal price lag	(13)	20	(31)	24
Start-up and development costs	(3)	(5)	(5)	(9)
Bowling Green one-time costs related to the acquisition			(6)
Share-based compensation costs	(4)	(3)	(7)	(6)
Depreciation and amortization	(60)	(46)	(117)	(90)
Restructuring costs	(1)		(1)
Unrealized (losses) / gains on derivatives	(14)	11	17	(43)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net	(1)			1
Losses on disposals	(1)	(3)	(2)	(4)
Other	(1)		(1)	1
Income from operations	69	129	149	150
Finance costs - net	(43)	(40)	(89)	(78)
Share of income / (loss) of joint-ventures		(9)	5	(12)
Income before income tax	26	80	65	60
Income tax expense	(9)	(25)	(24)	(29)
Net income	17	55	41	31	€ 190
P&ARP [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	79	75	138	127
A&T [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	64	47	116	83
AS&I [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	30	39	59	75
Start-up and development costs			5	9
Holdings & Corporate [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (6)	€ (6)	€ (11)	€ (9)